Loans and liquidity investments - Volume Development, Lending (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Volume Development, Lending
Offers of long-term loans accepted	kr 76,988	kr 125,470
Undisbursed loans at year end	53,871	57,213
Loans outstanding at year-end	237,224	231,678
Concessionary loans outstanding	315	382
CIRR-System
Volume Development, Lending
Offers of long-term loans accepted	11,797	18,350
Undisbursed loans at year end	39,084	51,463
Loans outstanding at year-end	kr 87,872	kr 69,163